LEASES - Components of Lease Cost (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Lease cost:
Amortization of ROU assets		$ 309	$ 124
Interest on lease liabilities		89
Total Operating lease cost		398	124
Amortization of ROU assets		449	381
Interest on lease liabilities		81	67
Total finance lease cost		530	448
Total lease cost		$ 928	$ 572
Rent expense incurred	$ 210